Provisions for expected credit losses/impairment charges - Provisions, write-offs and recoveries by industry classification (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 6,132	$ 3,913	$ 3,053	$ 3,119	$ 3,602
Percentage of provision for ECL/impairment	100.00%	100.00%	100.00%	100.00%	100.00%
Write-offs	$ (1,170)	$ (1,154)	$ (1,127)	$ (1,656)	$ (1,189)
Recoveries	193	172	179	168	137
Net write-offs and recoveries	(977)	(982)	(948)	(1,488)	(1,052)
Contractual amount outstanding of write-offs which remain subject to enforcement activity	1,127	1,093
Australia
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 5,271	$ 3,506	$ 2,644	$ 2,692	$ 3,064
Percentage of provision for ECL/impairment	86.00%	89.60%	86.60%	86.30%	85.10%
Write-offs	$ (1,036)	$ (1,098)	$ (1,058)	$ (1,602)	$ (1,119)
Recoveries	178	154	155	149	131
Australia | Accommodation, cafes and restaurants
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 222	$ 75	$ 62	$ 67	$ 95
Percentage of provision for ECL/impairment	3.60%	1.90%	2.00%	2.10%	2.70%
Write-offs	$ (6)	$ (12)	$ (14)	$ (38)	$ (17)
Recoveries	1		1	3
Australia | Agriculture, forestry and fishing
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 153	$ 93	$ 69	$ 59	$ 74
Percentage of provision for ECL/impairment	2.50%	2.40%	2.30%	1.90%	2.10%
Write-offs	$ (13)	$ (4)	$ (12)	$ (10)	$ (12)
Recoveries	1
Australia | Construction
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 268	$ 148	$ 93	$ 86	$ 86
Percentage of provision for ECL/impairment	4.40%	3.80%	3.00%	2.80%	2.40%
Write-offs	$ (16)	$ (13)	$ (23)	$ (30)	$ (20)
Recoveries	4	1	1	2	1
Australia | Finance and insurance
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 104	$ 55	$ 67	$ 53	$ 131
Percentage of provision for ECL/impairment	1.70%	1.40%	2.20%	1.70%	3.70%
Write-offs	$ (2)	$ (4)	$ (4)	$ (6)	$ (13)
Recoveries	2		1	1	34
Australia | Manufacturing
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 193	$ 111	$ 196	$ 164	$ 278
Percentage of provision for ECL/impairment	3.10%	2.80%	6.40%	5.30%	7.70%
Write-offs	$ (14)	$ (12)	$ (12)	$ (105)	$ (21)
Recoveries	1	1		2	1
Australia | Mining
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 67	$ 36	$ 91	$ 131	$ 246
Percentage of provision for ECL/impairment	1.10%	0.90%	3.00%	4.20%	6.80%
Write-offs	$ (4)	$ (1)	$ (14)	$ (46)	$ (18)
Recoveries			1	1
Australia | Property
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 378	$ 216	$ 204	$ 240	$ 287
Percentage of provision for ECL/impairment	6.20%	5.50%	6.70%	7.70%	8.00%
Write-offs	$ (49)	$ (31)	$ (39)	$ (76)	$ (44)
Recoveries	3	8	7	10	3
Australia | Property services and business services
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 394	$ 230	$ 128	$ 155	$ 216
Percentage of provision for ECL/impairment	6.40%	5.90%	4.20%	5.00%	6.00%
Write-offs	$ (16)	$ (24)	$ (44)	$ (203)	$ (43)
Recoveries	2	1	1	3	2
Australia | Services
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 289	$ 175	$ 137	$ 126	$ 116
Percentage of provision for ECL/impairment	4.70%	4.50%	4.50%	4.00%	3.20%
Write-offs	$ (6)	$ (7)	$ (24)	$ (97)	$ (36)
Recoveries	1		1		2
Australia | Trade
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 394	$ 242	$ 199	$ 183	$ 213
Percentage of provision for ECL/impairment	6.40%	6.20%	6.50%	5.90%	5.90%
Write-offs	$ (11)	$ (62)	$ (56)	$ (59)	$ (30)
Recoveries	5	2	2	3	1
Australia | Transport and storage
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 188	$ 109	$ 79	$ 92	$ 73
Percentage of provision for ECL/impairment	3.10%	2.80%	2.60%	2.90%	2.00%
Write-offs	$ (18)	$ (14)	$ (17)	$ (17)	$ (48)
Recoveries	1	1	1	1	1
Australia | Utilities
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 34	$ 17	$ 13	$ 15	$ 9
Percentage of provision for ECL/impairment	0.60%	0.40%	0.40%	0.50%	0.20%
Write-offs	$ (4)	$ (1)	$ (1)		$ (1)
Australia | Retail lending
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 2,396	$ 1,890	$ 1,200	$ 1,229	$ 1,102
Percentage of provision for ECL/impairment	39.10%	48.30%	39.30%	39.40%	30.60%
Write-offs	$ (873)	$ (903)	$ (793)	$ (898)	$ (803)
Recoveries	157	135	139	118	84
Australia | Other
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 191	$ 109	$ 106	$ 92	$ 138
Percentage of provision for ECL/impairment	3.10%	2.80%	3.50%	2.90%	3.80%
Write-offs	$ (4)	$ (10)	$ (5)	$ (17)	$ (13)
Recoveries		5		5	2
New Zealand
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 609	$ 327	$ 329	$ 350	$ 445
Percentage of provision for ECL/impairment	9.90%	8.40%	10.80%	11.20%	12.40%
Write-offs	$ (36)	$ (54)	$ (69)	$ (53)	$ (67)
Recoveries	15	18	24	19	6
New Zealand | Accommodation, cafes and restaurants
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 4	$ 2	$ 3	$ 2	$ 2
Percentage of provision for ECL/impairment	0.10%	0.10%	0.10%	0.10%	0.10%
New Zealand | Agriculture, forestry and fishing
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 110	$ 67	$ 77	$ 93	$ 120
Percentage of provision for ECL/impairment	1.80%	1.70%	2.50%	3.00%	3.30%
Write-offs		$ (2)			$ (1)
New Zealand | Construction
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 12	$ 9	$ 16	$ 9	$ 9
Percentage of provision for ECL/impairment	0.20%	0.20%	0.50%	0.30%	0.20%
Write-offs			$ (1)	$ (1)	$ (1)
New Zealand | Finance and insurance
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 2	$ 2	$ 3	$ 3	$ 4
Percentage of provision for ECL/impairment		0.10%	0.10%	0.10%	0.10%
New Zealand | Manufacturing
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 45	$ 14	$ 26	$ 24	$ 53
Percentage of provision for ECL/impairment	0.70%	0.40%	0.90%	0.80%	1.50%
New Zealand | Mining
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment			$ 1	$ 1	$ 15
Percentage of provision for ECL/impairment					0.40%
New Zealand | Property
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 34	$ 20	$ 27	$ 38	$ 52
Percentage of provision for ECL/impairment	0.60%	0.50%	0.90%	1.20%	1.40%
Write-offs	$ (4)		$ (13)	$ (2)	$ (10)
New Zealand | Property services and business services
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 7	$ 5	$ 8	$ 11	$ 21
Percentage of provision for ECL/impairment	0.10%	0.10%	0.20%	0.30%	0.60%
Write-offs					$ (2)
New Zealand | Services
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 13	$ 9	$ 9	$ 14	$ 13
Percentage of provision for ECL/impairment	0.20%	0.20%	0.30%	0.40%	0.40%
Write-offs			$ (1)
New Zealand | Trade
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 16	$ 15	$ 21	$ 17	$ 18
Percentage of provision for ECL/impairment	0.30%	0.40%	0.70%	0.50%	0.50%
Write-offs	$ (1)	$ (2)	$ (1)	$ (1)	$ (1)
New Zealand | Transport and storage
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 4	$ 3	$ 5	$ 5	$ 7
Percentage of provision for ECL/impairment	0.10%	0.10%	0.20%	0.20%	0.20%
New Zealand | Utilities
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 2	$ 1	$ 2	$ 3	$ 4
Percentage of provision for ECL/impairment			0.10%	0.10%	0.10%
New Zealand | Retail lending
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 352	$ 173	$ 130	$ 130	$ 125
Percentage of provision for ECL/impairment	5.70%	4.40%	4.30%	4.20%	3.50%
Write-offs	$ (31)	$ (50)	$ (53)	$ (49)	$ (51)
New Zealand | Other
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 8	$ 7	1		$ 2
Percentage of provision for ECL/impairment	0.10%	0.20%			0.10%
Write-offs					$ (1)
Other overseas
Provisions, write-offs and recoveries by industry classification
Provisions for ECL/impairment	$ 252	$ 80	$ 80	$ 77	$ 93
Percentage of provision for ECL/impairment	4.10%	2.00%	2.60%	2.50%	2.50%
Write-offs	$ (98)	$ (2)		$ (1)	$ (3)
Parent Entity
Provisions, write-offs and recoveries by industry classification
Recoveries	173	143
Contractual amount outstanding of write-offs which remain subject to enforcement activity	$ 1,062	$ 962